Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022
Disaggregation of Revenue
Total Revenue	$ 58,762	$ 302,077	$ 273,544	$ 578,602	$ 1,049,471
Revenue | Product Concentration Risk
Disaggregation of Revenue
Percentage of total revenue (as a percent)	100.00%	100.00%	100.00%	100.00%	100.00%
Capitated revenue
Disaggregation of Revenue
Total Revenue	$ 57,224	$ 298,704	$ 269,685	$ 567,735	$ 1,034,800
Capitated revenue | Revenue | Product Concentration Risk
Disaggregation of Revenue
Percentage of total revenue (as a percent)	97.00%	98.90%	98.60%	98.00%	99.00%
Clinic fees and insurance
Disaggregation of Revenue
Total Revenue	$ 751	$ 1,480	$ 1,882	$ 4,318	$ 6,158
Clinic fees and insurance | Revenue | Product Concentration Risk
Disaggregation of Revenue
Percentage of total revenue (as a percent)	2.00%	0.50%	0.70%	1.00%	0.00%
Care coordination / management fees
Disaggregation of Revenue
Total Revenue	$ 600	$ 1,850	$ 1,921	$ 5,880	$ 7,924
Care coordination / management fees | Revenue | Product Concentration Risk
Disaggregation of Revenue
Percentage of total revenue (as a percent)	1.00%	0.60%	0.70%	1.00%	1.00%
Incentive fees
Disaggregation of Revenue
Total Revenue	$ 6	$ 43	$ 56	$ 67	$ 238
Incentive fees | Revenue | Product Concentration Risk
Disaggregation of Revenue
Percentage of total revenue (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Total other patient service revenue
Disaggregation of Revenue
Total Revenue		$ 3,373	$ 3,859
Total other patient service revenue | Revenue | Product Concentration Risk
Disaggregation of Revenue
Percentage of total revenue (as a percent)		1.10%	1.40%